Loans Payable (Line of Credit Grid Note) (Details)													7 Months Ended	12 Months Ended
	Aug. 22, 2016 USD ($) $ / shares shares	Dec. 03, 2015 USD ($) $ / shares shares	Nov. 25, 2015 USD ($)	Oct. 30, 2015 USD ($)	Oct. 13, 2015 USD ($)	Sep. 29, 2015 USD ($)	Sep. 15, 2015 USD ($)	Aug. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)	Jul. 01, 2015 USD ($)	Jun. 24, 2015 USD ($)	Jun. 11, 2015 USD ($)	Nov. 25, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jul. 18, 2016 USD ($)	Jul. 08, 2016 USD ($) $ / shares	May 09, 2016 $ / shares	Dec. 04, 2015 USD ($)
Line of Credit Facility [Line Items]
Shares issued (shares) | shares		437,500.0
Share price (in dollars per share) | $ / shares		$ 9.4
Common stock offerings		$ 4,112,000												$ 4,117,000	$ 0
Affiliated Entity
Line of Credit Facility [Line Items]
Share price (in dollars per share) | $ / shares		$ 9.4
Subsequent Event | Note Exchange Agreement | Affiliated Entity
Line of Credit Facility [Line Items]
Notes redeemed amount	$ 30,174,969
Series C Preferred Stock | Affiliated Entity
Line of Credit Facility [Line Items]
Share price (in dollars per share) | $ / shares																		$ 6.20
Series C Preferred Stock | Subsequent Event | Note Exchange Agreement | Affiliated Entity
Line of Credit Facility [Line Items]
Shares issued in conversion (shares) | shares	30,175
Conversion price (USD per share) | $ / shares	$ 1,000
Exchange Agreement | Subsequent Event
Line of Credit Facility [Line Items]
Common stock outstanding value (at least)																	$ 10,000,000
Share exchange price (USD per share) | $ / shares																	$ 5.20
Line of Credit Grid Note | Subsequent Event | Affiliated Entity
Line of Credit Facility [Line Items]
Line of credit, amount outstanding	$ 900,000
Line of Credit | Amended Exchange Agreement | Subsequent Event
Line of Credit Facility [Line Items]
Debt issue amount																$ 2,000,000
Remaining borrowing capacity																$ 5,000,000
Line of Credit | Line of Credit Grid Note
Line of Credit Facility [Line Items]
Debt issue amount															10,000,000
Interest rate												12.00%
Stated interest rate in the event of default												14.00%
Interest coverage ratio												1
Interest coverage ratio, term												12 months
Draw on line of credit			$ 1,000,000	$ 600,000	$ 500,000	$ 1,000,000	$ 1,000,000	$ 2,000,000	$ 1,000,000		$ 2,000,000	$ 1,000,000	$ 10,100,000
Repayment of note										$ 1,425,000
Loans payable		$ 8,675,000																	$ 4,563,000
Debt default, term after due date											5 days
Interest expense														$ 574,000	$ 10,000